PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 46,812,381	R$ 46,318,147	R$ 45,898,185
Additions	[1]	11,075,032	10,501,755
Subletting		(65,290)	(36,800)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment			(335,351)
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		185,180,626	175,007,967
Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(138,368,245)	(128,689,820)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		15,990,041	14,929,179	14,282,867
Additions	[1]	4,707,950	4,540,935
Subletting		(65,290)	(36,800)
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		47,318,029	42,700,577
Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(31,327,988)	(27,771,398)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		22,770,806	23,266,868	22,314,978
Additions	[1]	162,171	166,766
Subletting		0	0
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		91,758,158	88,601,631
Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(68,987,352)	(65,334,763)
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		453,959	512,930	632,082
Additions	[1]	117,026	75,836
Subletting		0	0
Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		5,945,185	5,836,449
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(5,491,226)	(5,323,519)
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		13,247,618	12,080,117	11,408,641
Additions		4,774,379	4,401,838
Subletting		(65,290)	(36,800)
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(3,453,239)	(3,353,344)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(84,402)	(340,218)
Other changes on leases		(3,947)
Changes in leases, after the adoption of IFRS 16 | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		30,069,796	25,695,483
Changes in leases, after the adoption of IFRS 16 | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(16,822,178)	(13,615,366)
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		12,989,228	11,862,992	11,082,417
Additions		4,634,552	4,442,927
Subletting		(65,290)	(36,800)
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(3,364,821)	(3,290,201)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(74,258)
Other changes on leases		(3,947)
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		29,418,847	25,166,150
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(16,429,619)	(13,303,158)
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		253,131	203,519	245,216
Additions		139,125	20,134
Subletting		0	0
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(79,390)	(61,831)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(10,123)	0
Other changes on leases		0
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		520,634	395,901
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(267,503)	(192,382)
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		5,259	13,606	R$ 81,008
Additions		702	(61,223)
Subletting		0	0
Depreciation And Write Offs, Net, I F R S 16, Property, Plant And Equipment		(9,028)	(1,312)
Decrease Through Cancellation Of Contracts, Property, Plant And Equipment		(21)	(4,867)
Other changes on leases		0
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		130,315	133,432
Changes in leases, after the adoption of IFRS 16 | Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ (125,056)	R$ (119,826)

[1]	Additions from property and equipment mainly refers to: (i) in 2024: Investments were mainly directed towards accelerating the 5G mobile network, in addition to strengthening the transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that drove our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth; (ii) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.